INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Process material stockpiles	$ 306	$ 373
Concentrate inventory	352	64
Materials and supplies	1,406	1,222
Inventories	$ 2,064	$ 1,659